UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2004
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 --------------------------------------
                 Chicago, Illinois  60606
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 263-7777
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California      2/11/05
   ------------------------    -------------------------   -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                   Page 1 of 3
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                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          26
                                        --------------------

Form 13F Information Table Value Total:       139,885
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
     1              28-6770                  BVF Partners L.P.
   ----       --------------------           --------------------

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                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.

------------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ------------------- ------------ ---------- -------------------------
                                                       VALUE      SHRS    SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    PRN     PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- ---------------- ---------  -------- ---------  --- ---- ------------ ---------  -------- -------- -------
ACADIA PHARMACEUTICALS INC.        COMMON  004225108       5,813        858,589  Sh        Defined        1          858,589
ADVANCED MAGNETICS, INC.           COMMON  00753P103      23,574      1,499,633  Sh        Defined        1        1,499,633
AEOLUS PHARMACEUTICALS, INC.       COMMON  00765G109       1,000        800,000  Sh        Defined        1          800,000
ARADIGM CORPORATION                COMMON  038505103       3,460      2,000,000  Sh        Defined        1        2,000,000
ARQULE, INC.                       COMMON  04269E107      16,556      2,859,332  Sh        Defined        1        2,859,332
AUTOIMMUNE INC.                    COMMON  052776101       3,173      3,605,297  Sh        Defined        1        3,605,297
AVIGEN, INC.                       COMMON  053690103          39         12,000  Sh        Defined        1           12,000
CORCEPT THERAPEUTICS INCORPORATED  COMMON  218352102       1,951        312,100  Sh        Defined        1          312,100
CORTECH, INC.                      COMMON  22051J308       2,394        762,466  Sh        Defined        1          762,466
DOV PHARMACEUTICAL, INC.           COMMON  259858108         731         40,500  Sh        Defined        1           40,500
DYNAVAX TECHNOLOGIES CORPORATION   COMMON  268158102       1,128        141,000  Sh        Defined        1          141,000
EPIMMUNE INC.                      COMMON  29425Y101         157         94,700  Sh        Defined        1           94,700
FLAMEL TECHNOLOGIES S.A.           COMMON  338488109      35,285      1,810,432  Sh        Defined        1        1,810,432
GENAERA CORPORATION                COMMON  36867G100         770        225,261  Sh        Defined        1          225,261
ICORIA, INC.                       COMMON  451045108          51         78,700  Sh        Defined        1           78,700
INSMED INCORPORATED                COMMON  457669208       4,318      1,963,766  Sh        Defined        1        1,963,766
KOSAN BIOSCIENCES INCORPORATED     COMMON  50064W107       2,459        354,890  Sh        Defined        1          354,890
NEUROBIOLOGICAL TECHNOLOGIES, INC. COMMON  64124W106       5,724      1,295,133  Sh        Defined        1        1,295,133
PALATIN TECHNOLOGIES, INC.         COMMON  696077304         109         41,077  Sh        Defined        1           41,077
REPLIGEN CORPORATION               COMMON  759916109          35         12,000  Sh        Defined        1           12,000
THERAVANCE, INC.                   COMMON  88338T104       1,538         85,901  Sh        Defined        1           85,901
ZONAGEN, INC.                      COMMON  98975L108       2,523        582,743  Sh        Defined        1          582,743
AMGEN INC. JANUARY 06/40 PUT       OPTION  031162950       6,415        100,000  Sh        Defined        1          100,000
AMGEN INC. JANUARY 06/55 PUT       OPTION  031162950       6,415        100,000  Sh        Defined        1          100,000
AMGEN INC. JANUARY 06/60 PUT       OPTION  031162950      12,830        200,000  Sh        Defined        1          200,000
AMGEN INC. JANUARY 07/40 PUT       OPTION  031162950       1,437         22,400  Sh        Defined        1           22,400
                                                         -------     ----------                                   ----------
                                                         139,885     19,857,920                                   19,857,920
                                                         =======     ==========                                   ==========


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